UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2
Read instructions at end of Form before preparing Form.

1. Name and address of issuer:	The Sage Variable Annuity Account A
Reassure America Life Insurance Company
175 King Street
Armonk, NY 10504
2.
Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): X

3. Investment Company Act File Number:	811–08581
Securities Act File Number:	333–43329	333–137725
	333–44751	333–137726
	333–63110	333–137727
	333–63428	333–137728
	333–63536	333–137729
	333–62836	333–137730
	333–62832	333–137731

4(a). Last day of fiscal year for which this Form is filed: December 31, 2010

4(b). ☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c). ☐ Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$11,264

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:	$9,677,827

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no
		earlier than October 11, 1995 that were not
		previously used to reduce registration fees payable
		to the Commission:	$106,691,587

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:
					$116,369,414

	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:			$0

	(vi)	Redemption credits available for use in future years	$(116,358,150)
		—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):		x	.00011610

	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter “0” if no fee is due):		=	$0

6.	Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7.	Interest due. – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see
	Instruction D):
	+	$0

8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
	=	$0

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

Method of Delivery:
☐ Wire Transfer
☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Deborah Duarte

Name Deborah Duarte
Title Senior Vice President & Treasurer

Date	March 18, 2011

*Please print the name and title of the signing officer below the signature.